Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment are summarized as of December 31 (in thousands):

	As of December 31,
	2023	2022
Computers	$303	$259
Furniture and equipment	4	4
Total property and equipment	307	263
Less: accumulated depreciation and amortization	(208)	(180)
Property and equipment, net	$99	$83

Depreciation and amortization expense was $0.03 million and $0.02 million for the years ended December 31, 2023 and 2022, respectively, which is recorded within general and administrative expenses in the consolidated statements of operations.